Accumulated other comprehensive loss - Net Change of AOCL Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net unrealized gains (losses) on translation of net investment in foreign operations adjustments
Foreign currency translation adjustments	$ 12,568	$ (25,691)	$ (9,723)
Gains (loss) on net investment hedge	(9,965)	19,184	6,584
Net change	2,603	(6,507)	(3,139)
Investment adjustments
Gross unrealized gains (losses)	6,943	(21,181)	(11,793)
Net unrealized (gains) losses transferred to HTM	140	(71)	365
Employee benefit plans adjustments
Other comprehensive income (loss), net of taxes	15,628	(54,183)	(12,977)
Pension plans
Employee benefit plans adjustments
Net actuarial gain (loss)	1,472	(19,956)	5,096
Amortization of actuarial losses	2,247	1,702	1,703
Change in deferred taxes	(595)	1,315	(391)
Foreign currency translation adjustments of related balances	(1,233)	38	430
Amortization of prior service credit	0	0	0
Total changes recognized in other comprehensive income (loss)	1,891	(16,901)	6,838
Post- retirement medical benefit plan
Employee benefit plans adjustments
Net actuarial gain (loss)	1,296	(5,911)	(2,252)
Amortization of actuarial losses	3,514	2,731	3,347
Change in deferred taxes	0	0	0
Amortization of prior service credit	(759)	(6,343)	(6,343)
Total changes recognized in other comprehensive income (loss)	4,051	(9,523)	(5,248)
Held-to-maturity Securities
Investment adjustments
Net unrealized (gains) losses transferred to HTM	0	1,442	(2,715)
Transfer of realized (gains) losses to net income	140	(71)	378
Foreign currency translation adjustments of related balances	0	0	(13)
Net change	140	1,371	(2,350)
Available-for-sale Securities
Investment adjustments
Gross unrealized gains (losses)	11,129	(19,635)	(16,337)
Net unrealized (gains) losses transferred to HTM	0	(1,442)	2,715
Transfer of realized (gains) losses to net income	(4,186)	(1,546)	4,407
Foreign currency translation adjustments of related balances	0	0	137
Net change	$ 6,943	$ (22,623)	$ (9,078)